Provisions - Summary of Current Provisions (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Beginning balance for the period	₺ 835,199
Ending balance for the period	307,068	₺ 835,199
Current provision [member]
Disclosure of other provisions [line items]
Beginning balance for the period	835,199	192,442
Provisions recognized/(reversed)	405,220	901,606
Payments	(964,864)	(264,268)
Transfer from non-currentprovisions	5,381	2,258
Unwinding of discount	26,185	2,531
Disposal of subsidiaries	(2,070)
Effect of changes in exchange rates	2,017	630
Ending balance for the period	307,068	835,199
Current provision [member] | Legal [member]
Disclosure of other provisions [line items]
Beginning balance for the period	605,679	18,266
Provisions recognized/(reversed)	(3,520)	583,788
Payments	(626,214)	(1,188)
Transfer from non-currentprovisions	5,381	2,258
Unwinding of discount	26,185	2,531
Effect of changes in exchange rates	1,082	24
Ending balance for the period	8,593	605,679
Current provision [member] | Bonus [member]
Disclosure of other provisions [line items]
Beginning balance for the period	229,520	173,391
Provisions recognized/(reversed)	408,740	318,603
Payments	(338,650)	(263,080)
Disposal of subsidiaries	(2,070)
Effect of changes in exchange rates	935	606
Ending balance for the period	₺ 298,475	229,520
Current provision [member] | Other [member]
Disclosure of other provisions [line items]
Beginning balance for the period		785
Provisions recognized/(reversed)		₺ (785)